Organization, Business Operations (Details Narrative) - USD ($)				6 Months Ended
	May 30, 2025	May 28, 2025	May 27, 2025	Jul. 31, 2025	Jan. 31, 2025	Sep. 09, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Transaction costs				$ 2,635,148
Underwriting commissions				1,725,000	$ 1,500,000
Legal and other offering costs				806,109
Cash held in trust				507,955
Proceeds from sale of private units	$ 86,250,000			2,987,500
Interest payable				50,000
Promissory note							$ 500,000
Cash				252,240	59,073
Working capital deficit				$ 284,602	$ 162,529
Founder [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares forfeited				718,750
Founder Shares				431,250
Founder shares post forfeiture				2,156,250
Transfer of Founder Shares				1,725,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares						1,500,000
Promissory note						$ 100,000
Deposits						$ 100,000
Subsequent Event [Member] | Holdco Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares						20,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			7,500,000		7,500,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggregate amount			$ 75,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		22,500	276,250		276,250
Sale of units per share			$ 10.00		$ 10.00
Sale of units in initial public offering aggregate amount		$ 225,000	$ 2,762,500
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		1,125,000	1,125,000		8,625,000
Sale of units per share		$ 10.00	$ 10.00		$ 10.00
Sale of units in initial public offering aggregate amount	$ 11,250,000